Employee Benefit Plans and Postretirement Benefits - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Expense on defined contribution plan		$ 188.0	$ 198.0	$ 189.0
Increase (decrease) in benefit obligation	$ (431.0)		4.3
Plan assets transferred from plan	451.0
Pre-tax non-cash settlement charge	$ 116.0
Plan amendments		$ 527.0
Amortization period of deferred reduction to retirement benefits payable		4 years 6 months
Amortization of benefits modification		$ 119.0	80.0
Unamortized gains and losses		10.00%
Decrease due to benefit obligations of new mortality table		$ 14.0	3.6
Pension plans
Defined Benefit Plan Disclosure [Line Items]
Pre-tax non-cash settlement charge		(125.0)	(1.0)	(4.0)
Plan amendments		(2.0)	22.0
Total accumulated benefit obligation		2,915.0	3,011.0
Decrease due to benefit obligations of new mortality table		11.0	3.0
Employer contributions		65.0
Healthcare plans
Defined Benefit Plan Disclosure [Line Items]
Pre-tax non-cash settlement charge		0.0	0.0	0.0
Plan amendments		(47.0)	(530.0)
Decrease due to benefit obligations of new mortality table		3.0	0.6
Employer contributions		21.0
Other
Defined Benefit Plan Disclosure [Line Items]
Pre-tax non-cash settlement charge		(2.0)	(1.0)	$ (2.0)
Plan amendments		0.0	$ 0.0
Employer contributions		$ 31.0